(5) CASH AND CASH EQUIVALENTS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Bank certificates of deposit	R$ 994,521	R$ 462,551
Secured debentures	682,582	R$ 917,352
Leasing notes	R$ 356
Interest on Bank certificate deposit (CDB)	15.00%
Average interest of interbank certificate of deposit (CDI)	94.13%
Investments interest rate	92.26%	8.74%